Significant Accounting Policies (Tables)	6 Months Ended
Jun. 30, 2023
Accounting Policies [Abstract]
Schedule of Cash, Cash Equivalents and Restricted Cash Balances Reported in the Statements of Cash Flows	The following table provides a reconciliation of the cash and cash equivalents balances reported on the balance sheets and the cash, cash equivalents and restricted cash balances reported in the statements of cash flows:
	June 30,
	2022	2023
	Unaudited

Cash and cash equivalents, as reported on the balance sheets	$11,571	$855
Restricted cash, as reported on the balance sheets	792	834

Cash, cash equivalents, and restricted cash, as reported in the statements of cash flows	$12,263	$1,689